Investments in Associates (Tables)	12 Months Ended
Oct. 31, 2020
Investments accounted for using equity method [abstract]
Significant Investments in Associates
The Bank had significant investments in the following associates:

			2020			2019
As at October 31 ($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value
Thanachart Bank Public Company Limited (2)	Thailand	Banking	–	–	$–	$3,554
Canadian Tire’s Financial Services business (CTFS) (3)	Canada	Financial Services	20.00%	September 30, 2020	534	529
Bank of Xi’an Co. Ltd. (4)	China	Banking	17.99%	September 30, 2020	926	815
Maduro & Curiel’s Bank N.V. (5)	Curacao	Banking	48.10%	September 30, 2020	355	327

(1)
Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)	Refer to Note 37 – Acquisitions and Divestitures.
(3)
Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(4)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $818 as at October 31, 2020 (October 31, 2019 - $1,021).
(5)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2020 these reserves amounted to $64 (2019 – $61).

Summarized Financial Information of Significant Associates
Summarized financial information of the Bank’s significant associates are as follows.

	For the twelve months ended (1)		As at October 31, 2020
($ millions)	Revenue	Net income	Total assets	Total liabilities
Canadian Tire’s Financial Services business (CTFS)	$1,183	$301	$7,035	$6,017
Bank of Xi’an Co. Ltd.	1,317	511	60,392	55,459
Maduro & Curiel’s Bank N.V.	334	80	6,117	5,396

	For the twelve months ended (1)		As at October 31, 2019
($ millions)	Revenue	Net income	Total assets	Total liabilities
Thanachart Bank Public Company Limited	$2,050	$627	$46,475	$39,827
Canadian Tire’s Financial Services business (CTFS)	1,218	364	6,370	5,382
Bank of Xi’an Co. Ltd.	1,295	496	49,556	45,225
Maduro & Curiel’s Bank N.V.	371	115	5,677	4,982

(1)	Based on the most recent available financial statements.